SCHEDULE OF EQUITY INVESTMENT (Details) - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Net loss	$ (2,365,596)	$ (1,759,413)		$ (4,788,779)	$ (4,345,833)	$ (5,739,600)	$ (4,820,580)
Current assets	2,845,055		$ 2,845,055	2,845,055		6,272,444	7,229,097
Current liabilities	633,473		633,473	633,473		$ 714,849	$ 931,304
Plantify Foods Inc [Member]
Revenue			292,000
Gross loss			(31,000)
loss from continuing operations			(942,000)
Net loss			(1,612,000)
Current assets	2,305,000		2,305,000	2,305,000
Noncurrent assets	1,405,000		1,405,000	1,405,000
Current liabilities	2,537,000		2,537,000	2,537,000
Noncurrent liabilities	$ 931,000		$ 931,000	$ 931,000